Fair value measurement	12 Months Ended
Dec. 31, 2025
Fair value measurement
NOTE 20—Fair value measurement:
Financial items carried at fair value as of December 31, 2025 and 2024 are classified in the tables below in one of the three categories described in note 1f:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
	(U.S. $ in millions)
Cash and cash equivalents:
Money markets	$2,678	—	—	$2,678
Cash, deposits and other	878	—	—	878
Investment in securities:
Equity securities	16	—	—	16
Other	3	—	—	3
Derivatives:
Asset derivatives:
Options and forward contracts	—	86	—	86
Liabilities derivatives:
Options and forward contracts	—	(38)	—	(38)
Cross currency interest rate swap		(19)		(19)
Contingent consideration*	—	—	(51)	(51)

Total	$3,575	$29	$(51)	$3,553

	December 31, 2024
	Level 1	Level 2	Level 3	Total
	(U.S. $ in millions)
Cash and cash equivalents:
Money markets	$2,005	—	—	$2,005
Cash, deposits and other	1,295	—	—	1,295
Investment in securities:
Equity securities	12	—	—	12
Other	3	—	—	3
Derivatives:
Asset derivatives:
Options and forward contracts	—	71	—	71
Liabilities derivatives:
Options and forward contracts	—	(24)	—	(24)
Contingent consideration*	—	—	(401)	(401)

Total	$3,315	$47	$(401)	$2,961

*
Contingent consideration represents liabilities recorded at fair value in connection with acquisitions. The contingent consideration liability is recorded under accrued expenses and other taxes and long term liabilities.

Teva determined the fair value of the liabilities for the contingent consideration based on a probability-weighted discounted cash flow analysis. This fair value measurement is based on significant unobservable inputs in the market and thus represents a Level 3 measurement within the fair value hierarchy. The fair value of the contingent consideration is based on several factors, such as: the cash flows projected from the success of unapproved product candidates; the probability of success of product candidates, including risks associated with uncertainty regarding achievement and payment of milestone events; the time and resources needed to complete the development and approval of product candidates; the life of the potential commercialized products and associated risks of obtaining regulatory approvals in the United States and Europe, and the risk adjusted discount rate for fair value measurement. The discount rate applied ranged from
8.5
% to
11
%.
The weighted average discount rate, calculated based on the relative fair value of Teva’s contingent consideration liabilities, was
9
%.
The contingent consideration is evaluated quarterly, or more frequently, if circumstances dictate. Changes in the fair value of contingent consideration are recorded in consolidated statements of income under other asset impairments, restructuring and other items. Significant changes in unobservable inputs, mainly the cash flows projected, could result in material changes to the contingent consideration liabilities. A change of the discount rate by
1
% would not have resulted in material changes to the contingent consideration liabilities.
The following table summarizes the activity for those financial assets and liabilities where fair value measurements are estimated utilizing Level 3 inputs.

	December 31, 2025	December 31, 2024
	(U.S. $ in millions)
Fair value at the beginning of the period	$(401)	$(477)
Redemption of convertible bond security*	—	(40)
Adjustments to provisions for contingent consideration:
Allergan transaction	(30)	(270)
Eagle transaction	(22)	(31)
Novetide transaction	(2)	(2)
Settlement of contingent consideration:
Allergan transaction	356	363
Eagle transaction	46	54
Novetide transaction	2	2

Fair value at the end of the period	$(51)	$(401)

*
On September 29, 2023, Teva purchased $40 million of subordinated convertible bonds of Alvotech. On June 26, 2024, Alvotech announced its intention to exercise its redemption rights and redeemed the convertible bonds, which were paid to Teva in July 2024 (see note 2).

Teva’s financial instruments consist mainly of cash and cash equivalents, investments in securities, current and non-current
receivables, short-term credit, accounts payable and accruals, loans, senior notes and sustainability-linked senior notes, convertible senior debentures and derivatives.
The fair value of the financial instruments included in working capital approximates their carrying value. The fair value of long-term bank loans mostly approximates their carrying value, since they bear interest at rates close to the prevailing market rates.

Financial instruments not measured at fair value
Financial instruments measured on a basis other than fair value consist of senior notes, sustainability-linked senior notes and convertible senior debentures (see note 9), and are presented in the below table in terms of fair value:

	Estimated fair value*
	December 31,
	2025	2024
	(U.S. $ in millions)
Senior notes and sustainability-linked senior notes included under senior notes and loans	$15,128	$15,717
Senior notes and convertible senior debentures included under short-term debt	1,801	1,779

Total	$16,929	$17,496

*	The fair value was estimated based on quoted market prices.